CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
CONDENSED BALANCE SHEET

	September 30
	2015	2016	2016
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	341	581	87
Other receivables	3	3	-
Prepaid expenses	481	-	-
Due from inter-companies	125,815	129,811	19,439
Total current assets	126,640	130,395	19,526
Investment in unconsolidated subsidiaries	130,013	71,512	10,709
Total assets	256,653	201,907	30,235

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,511	1,586	237
Total current liabilities	1,511	1,586	237
Long-term borrowings	13,948	20,033	3,000
Total liabilities	15,459	21,619	3,237
Total stockholders’ equity	241,194	180,288	26,998
Total liabilities and stockholders’ equity	256,653	201,907	30,235

Schedule of Comprehensive Income (Loss) [Table Text Block]
CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Revenues	286	303	204	31
Cost of revenues	-	-	-	-
Operating expenses
General and administrative	(5,025)	(4,335)	(16,035)	(2,401)
Loss from operations	(4,739)	(4,032)	(15,831)	(2,370)
Equity in earnings loss of unconsolidated subsidiaries	(43,579)	(9,223)	(49,009)	(7,339)
Interest expense	(268)	(553)	(738)	(111)
Loss before income taxes	(48,586)	(13,808)	(65,578)	(9,820)
Income tax (expense) benefits
Income tax expense	-	-	-	-
Reversal of contingent tax liability	39,059	-	-	-
Income tax benefits	39,059	-	-	-

Net loss	(9,527)	(13,808)	(65,578)	(9,820)
Other comprehensive loss
Foreign currency translation difference	(56)	(2,607)	(4,124)	(618)
Total comprehensive loss	(9,583)	(16,415)	(69,702)	(10,438)

Schedule of Condensed Cash Flow Statement [Table Text Block]
CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Net cash used in operating activities	(3,288)	(7,242)	(20,009)	(2,996)
Net cash provided by (used in) financing activities	(452)	3,255	14,881	2,228
Net increase in cash and cash equivalents	(3,740)	(3,987)	(5,128)	(768)
Cash and cash equivalents, beginning of year	4,332	671	341	51
Effect of exchange rate changes on cash and cash equivalents	79	3,657	5,368	804
Cash and cash equivalents, end of year	671	341	581	87